Accounts receivable, net	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2022
Credit Loss [Abstract]
Accounts receivable, net

Note 4 — Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of March 31,
	2024	2023

Accounts receivable	$790,626	$353,703
Less: Allowance for doubtful accounts	—	—
Total accounts receivable, net	$790,626	$353,703

Note 4 — Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of March 31,
	2022	2021

Accounts receivable	$194,138	$264,749
Less: Allowance for doubtful accounts	—	—
Total accounts receivable, net	$194,138	$264,749